Trade and other payables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables
Trade payables	€ 16,731	€ 17,085
Other payables of payroll and employee related liabilities	€ 2,203	€ 1,294
Other payables period	30 days